Income Taxes - Provision for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Current
Canadian	$ (10)	$ (153)	$ (1,203)
Foreign	38	21	77
Deferred
Canadian	(35)	39	(184)
Foreign	(67)	12	(1)
Provision for (recovery of) income taxes	$ (74)	$ (81)	$ (1,311)